Expense Example {- Fidelity Sustainable U.S. Equity Fund} - 05.31 Fidelity Sustainable U.S. Equity Fund - AMCIZ PRO-04 - Fidelity Sustainable U.S. Equity Fund	Jul. 30, 2022 USD ($)
Fidelity Sustainable U.S. Equity Fund: Class A
Expense Example:
1 year	$ 685
3 years	1,311
5 years	2,036
10 years	3,947
Fidelity Sustainable U.S. Equity Fund: Class M
Expense Example:
1 year	488
3 years	1,221
5 years	2,062
10 years	4,234
Fidelity Sustainable U.S. Equity Fund: Class C
Expense Example:
1 year	293
3 years	1,067
5 years	2,044
10 years	4,286
Fidelity Sustainable U.S. Equity Fund: Class I
Expense Example:
1 year	92
3 years	790
5 years	1,610
10 years	3,750
Fidelity Sustainable U.S. Equity Fund: Class Z
Expense Example:
1 year	77
3 years	764
5 years	1,577
10 years	$ 3,704